Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Related Parties
b.
Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note. Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties. When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements. Details of transactions between the Company and other related parties are disclosed below:

1)
Operating transactions

	Revenues
	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Associates	$403	$402	$330
Others	57	65	182
	$460	$467	$512

	Operating Costs and Expenses
	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Associates	$1,322	$1,108	$835
Others	74	82	87
	$1,396	$1,190	$922

2)
Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Associates	$38	$40	$44
Others	2	1	5
	$40	$41	$49

3)
Receivables

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Associates	$184	$184
Others	9	29
	$193	$213

4)
Payables

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Associates	$476	$163
Others	4	14
	$480	$177

5)
Customers’ deposits

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Associates	$4	$2

6)
Acquisition of property, plant and equipment

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Associates	$173	$144	$22

7)
Acquisition of intangible assets

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$—	$—

Summary of Lease Liabilities

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2024 and 2025 were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Lease liabilities - current	$204	$297
Lease liabilities - noncurrent	1,463	1,192
	$1,667	$1,489

Schedule of Bank Deposits and Other Financial Assets Explanatory

The bank deposits and other financial assets of NCB as of December 31, 2024 and 2025 were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Bank deposits and other financial assets	$2,709	$3,238

Compensation of Directors and Other Key Management Personnel

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$352	$369	$438
Post-employment benefits	26	9	15
Share-based payment	1	1	1
	$379	$379	$454